ORGANIZATION, BUSINESS AND OPERATIONS (Details Textual)	1 Months Ended	12 Months Ended						12 Months Ended						12 Months Ended
	May 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 16, 2011	Aug. 18, 2010 USD ($)	Aug. 18, 2010 CNY	Mar. 01, 2008 USD ($)	Dec. 31, 2011 TOFA And Tongda [Member]	Dec. 31, 2011 Victor Score [Member]	Dec. 31, 2011 Apex Wealth [Member]	Dec. 31, 2011 Dalian Xinding [Member]	Jun. 17, 2012 Panjin Cable [Member]	Mar. 15, 2011 Victor Score Limited [Member] USD ($)	Dec. 31, 2011 Victor Score Limited [Member] Share Exchange Agreement [Member] Common Stock [Member] USD ($)	Dec. 31, 2011 Victor Score Limited [Member] Share Exchange Agreement [Member] Preferred Stock [Member] USD ($)
Ordinary share, shares issued		27,780,000	27,780,000										2,665,075
Ordinary share, par value		$ 0.000256	$ 0.000256				$ 0.0001						$ 0.00128
Stock Issued														$ 32,839,910	$ 104,572
Stockholders' Equity, Reverse Stock Split	1 for 2
Ordinary Share Outstanding After Reverse Stock Split				17,322,805
Conversion of Stock, Shares Converted	104,572
Convertible Preferred Stock, Shares Issued upon Conversion				10,457,195
Ordinary share, shares outstanding		27,780,000	27,780,000	27,780,000
Perncentage Receives As Net Profit								100.00%	100.00%	100.00%	100.00%
Capital Units Authorized Value					$ 732,504	5,000,000
Variable Interest Entity Agreements Term Description		The VIE Agreements each have an initial term of 10 years and may only be extended upon the written agreement of Dalian Xinding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners												10.00%